Subsequent Events (Details)	Nov. 09, 2026 $ / shares
DoubleU Games | DoubleDown Interactive LLC | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Price per american depository share (in usd per share)	$ 16.25